Investment Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investment Income [Table Text Block]
The following table summarizes the components of net investment income for the three month periods ended June 30, 2013 and 2012 (all amounts in '000s):

	2013	2012
Total investment income
Interest income	624	729
Dividends	5	15
Income from other investments	62	—
Investment expenses	(144)	(87)
Net investment income	$547	$657

The following table summarizes the components of net investment income for the years ended December 31, 2012 and 2011(all amounts in '000s):

	2012	2011
Total investment income
Interest income	$2,757	$3,791
Dividends	19	12
Income from other investments	55	—
Investment expenses	(378)	(523)
Net investment income	$2,453	$3,280